INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 10 - INTANGIBLE ASSETS:

The intangible assets represent R&D assets with respect to intellectual property rights of the therapeutic candidates purchased by the Company under licensing agreements or under asset acquisition agreements. The changes in those assets are as follows:

	Year Ended December 31,
	2018	2017
	U.S. dollars in thousands
Cost:
Balance at beginning of year	5,285	6,195
Additions during the year	35	35
Deductions during the year	—	(945)
Balance at end of year	5,320	5,285

In February 2017, the Company deducted from the intangible assets cost an amount of $100,000, written off in prior years, due to final termination notice provided to a Danish company for the exclusive rights to a non-core therapeutic candidate that was intended to treat congestive heart failure, left atrium dysfunction and high blood pressure.

In February 2017, the Company recognized a loss in the amount of $45,000 paid to a private German company for the exclusive option to acquire rights to an oncology therapeutic candidate. As the Company did not exercise or extend its option to acquire these rights, the entire amount was deducted from the intangible assets’ cost and recorded as a loss in the Consolidated Statement of Comprehensive Loss under Other Expenses.

In December 2017, the Company recognized a loss in the amount of $800,000, paid to a Canadian company for the exclusive rights to a non-core migraine therapeutic candidate. Given the Company’s increasing focus on GI diseases, in particular its two key Phase 3 GI programs, a termination notice was issued to the Canadian company and the entire amount was deducted from the intangible assets cost and recorded as a loss in the Consolidated Statement of Comprehensive Loss under Other Expenses.

For further details regarding the intangible assets, see note 13.